Statements of cash flows - Summary of restricted cash and cash equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 22,965,162	₩ 13,047,255
Due In Local Currency From BOK [Member]
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	16,527,445	9,619,055
Due In Foreign Currency From Banks On Demand [Member]
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 6,437,717	₩ 3,428,200